Ordinary shares, share premium, and other equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Ordinary shares, share premium, and other equity	Ordinary shares, share premium, and other equity

Called up share capital, allotted and fully paid
	Number of shares	Ordinary share capital	Ordinary share premium	Total share capital and share premium	Other equity instruments
	m	£m	£m	£m	£m
As at 1 January 2025	14,420	3,605	581	4,186	12,075
Issued to staff under share incentive plans	83	20	130	150	—
AT1 securities issuance	—	—	—	—	3,784
AT1 securities redemption	—	—	—	—	(3,133)
Repurchase of shares	(636)	(158)	—	(158)	—
Other movements	—	—	—	—	(1)
As at 31 December 2025	13,867	3,467	711	4,178	12,725

As at 1 January 2024	15,155	3,789	499	4,288	13,259
Issued to staff under share incentive plans	83	21	82	103	—
AT1 securities issuance	—	—	—	—	1,598
AT1 securities redemption	—	—	—	—	(2,753)
Repurchase of shares	(818)	(205)	—	(205)	—
Other movements	—	—	—	—	(29)
As at 31 December 2024	14,420	3,605	581	4,186	12,075
Called up share capital
Called up share capital comprises 13,867m (2024: 14,420m) ordinary shares of 25p each.
Share repurchase
At the 2025 AGM on 7 May 2025, Barclays PLC was authorised to repurchase up to an aggregate of 1,437m of its ordinary shares of 25p each. The authorisation is effective until the AGM in 2026 or the close of business on 30 June 2025, whichever is the earlier. During 2025,
636m shares were repurchased with a total nominal value of £158m (2024: 818m shares with a nominal value of £205m).
Other equity instruments
Other equity instruments of £12,725m (2024: £12,075m) include AT1 securities issued by Barclays PLC. The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date.
In 2025, there were four issuances of AT1 instruments, in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible
Securities, for £3,784m (2024: two issuances for £1,598m) which includes issuance costs of £15m (2024: £6m). There were three redemptions in 2025 totalling £3,133m (2024: two redemptions totalling £2,753m).

AT1 equity instruments
		2025	2024
	Initial call date	£m	£m
AT1 equity instruments - Barclays PLC
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	—	996
6.375% Perpetual Subordinated Contingent Convertible Securities[1]	2025	—	994
6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2025	—	1,142
8.875% Perpetual Subordinated Contingent Convertible Securities[1]	2027	1,247	1,247
8.300% Perpetual Subordinated Contingent Convertible Securities (SGD 450m)	2027	264	264
4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)[1]	2028	1,075	1,078
7.300% Perpetual Subordinated Contingent Convertible Securities (SGD 400m)	2028	248	248
9.250% Perpetual Subordinated Contingent Convertible Securities[1]	2028	1,484	1,497
8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2029	1,647	1,647
9.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,750m)[1]	2029	1,395	1,395
5.400% Perpetual Subordinated Contingent Convertible Securities (SGD 600m)[1]	2030	343	339
8.500% Perpetual Subordinated Contingent Convertible Securities[1]	2030	1,245	1,228
8.375% Perpetual Subordinated Contingent Convertible Securities[1]	2031	993	—
4.650% Perpetual Subordinated Contingent Convertible Securities (SGD 500m)[1]	2031	290	—
7.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2035	1,181	—
6.125% Perpetual Subordinated Contingent Convertible Securities (EUR 1,500m)[1]	2035	1,313	—
Total AT1 equity instruments		12,725	12,075
Note:
1Reported net of securities held by the Group.
The principal terms of the AT1 securities are described below:
•AT1 securities rank behind the claims against Barclays PLC  i) of all creditors of Barclays PLC; ii) such  claims which are expressed to be subordinated to the claims of unsubordinated creditors of Barclays PLC, but not further or otherwise; or iii) such  claims which are, or are expressed to be, junior to the claims of other creditors of Barclays PLC, whether subordinated or unsubordinated, other than claims which rank, or are expressed to rank, pari passu with, or junior to, the claims of holders of the AT1 securities of Barclays PLC.
•AT1 securities are undated and are redeemable, at the option of Barclays PLC, in whole on either (i) the initial reset date, or on any fifth anniversary after the initial reset date or (ii) any day falling in a named period ending on the initial reset date, or on any fifth anniversary after the initial reset date. In addition, the AT1 securities are redeemable, at the option of Barclays PLC, in whole in the event of certain changes in the tax or regulatory treatment of the securities and, in certain cases, on a clean-up call. Any redemptions require the prior permission of the PRA.
•Interest on the AT1 securities is due and payable only at the sole discretion of Barclays PLC, and Barclays PLC has sole and absolute discretion at all times and for any reason to cancel (in whole or in part) any interest payment that would otherwise be payable on any interest payment date.
•The Additional Tier 1 securities shall convert into ordinary shares of Barclays PLC, at a predetermined price, should the fully loaded
CET1 Ratio fall below 7%.